Financial Instruments - Fair values and risk management	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Financial Instruments - Fair values and risk management
30	Financial Instruments – Fair values and risk management

IFRS 9 “Financial Instruments” sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaced IAS 39 “Financial Instruments: Recognition and Measurement”. The Group has applied this new standard from January 1, 2018 (date of initial application), but has elected not to apply the new requirements for hedge accounting. As a result of the adoption of IFRS 9, the Group has adopted consequential amendments to IAS 1 “Presentation of Financial Statements”, which require the impairment of financial assets to be presented in a separate line item in the statement of profit or loss and OCI. Additionally, the Group has adopted consequential amendments to IFRS 7 “Financial Instruments: Disclosures”.

IFRS 9 contains three principal classification categories for financial assets: measured at amortised cost, fair value through other comprehensive income (FVOCI) and fair value through profit and loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model within which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification. IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.

Furthermore, IFRS 9 replaced the “incurred loss” model in IAS 39 with an “expected credit loss” (ECL) model. The new impairment model applies to financial assets measured at amortised cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments.

The Group’s principal financial assets, other than derivatives, include cash and cash equivalents, trade and other receivables that derive directly from operations. The Group’s principal financial liabilities, other than derivatives, comprise of long-term borrowings, lease liabilities, bank overdrafts and short-term borrowings, trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group also enters into derivative transactions, namely forward exchange contracts, to protect the value of its foreign currency denominated revenue, not for speculative or trading purposes (see note 29).

For an explanation of how the Group classifies and measures financial instruments and accounts for related gains and losses under IFRS 9, see notes 4(l), 4(m), 4(n), 4(o), 4(p) and 4(s).

A. Accounting classification of financial assets and financial liabilities

The following tables show the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2020 and 2019.

Financial assets	31/12/20	31/12/19
Financial assets measured at amortised cost
Other non-current receivables	3,364	4,519
Trade receivables	33,934	29,187
Other current receivables	9,833	7,723
Cash and cash equivalents	48,187	39,799
Total (a)	95,318	81,228
Financial assets measured at fair value
Forward exchange contracts	112	145
Total (b)	112	145
Total financial assets (a+b)	95,430	81,373

Financial assets measured at amortised cost include trade receivables, other receivables (non-current and current) and cash and cash equivalents. Financial assets at fair value reflect the positive change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

For further details on “Trade receivables”, “Other receivables”, “Cash and cash equivalents” and “Forward exchange contracts” reference should be made to notes 15, 12-16, 17 and 29, respectively.

Financial liabilities	31/12/20	31/12/19
Financial liabilities measured at amortised cost
Long-term borrowings	16,426	18,412
Lease liabilities	53,593	57,367
Bank overdrafts and short-term borrowings	30,812	24,170
Trade payables	74,263	68,476
Other payables	28,269	22,049
Total (a)	203,363	190,474
Financial liabilities measured at fair value
Forward exchange contracts	253	772
Total (b)	253	772
Total financial liabilities (a+b)	203,616	191,246

Financial liabilities measured at amortised cost include long-term borrowings (non-current and current portion), lease liabilities (non-current and current portion), bank overdrafts and short-term borrowings, trade payables and other payables. Financial liabilities measured at fair value reflect the negative change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for expected future cash flows from trade receivables and sale orders.

For further details on “Long-term borrowings”, “Lease liabilities”, “Bank overdrafts and short-term borrowings” and “Forward exchange contracts” reference should be made to notes 19, 20, 25 and 29, respectively.

B. Fair value and measurement of fair values of financial assets and financial liabilities

Management has assessed that the fair values of cash and cash equivalents, trade and other receivables, trade and other payables, bank overdrafts and short-term borrowings approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following tables show the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2020 and 2019, other than those with carrying amount that are reasonable approximation of fair value.

	31/12/20		31/12/19
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Forward exchange contracts	112	112	145	145
Financial liabilities
Floating-rate borrowings	6,915	6,999	9,232	9,322
Fixed rate borrowings	9,511	10,433	9,180	10,256
Total long-term borrowings	16,426	17,432	18,412	19,578
Forward exchange contracts	253	253	772	772

As at December 31, 2020 and 2019, the fair value measurement hierarchy of the forward exchange contracts and long-term borrowings is “significant observable inputs” (level 2).

There were no transfers between level 1 (quoted prices in active markets) and level 2 during 2020 and 2019. There were no level 3 (significant unobservable inputs) fair values estimated as at December 31, 2020 and 2019.

The following methods and assumptions are used to estimate the fair values.

Forward exchange contracts are valued using valuation techniques, which employ the use of market observable inputs. The most frequently applied valuation techniques include forward pricing using present value calculations. The models incorporate various inputs, including the credit quality of counterparties, foreign exchange spot and forward rates, yield curves of the respective currencies, currency basis spreads between the respective currencies, interest rate curves and forward rate curves of the underlying commodity.

The fair values of the Group’s interest-bearing borrowings are determined using the discounted cash flow method. The discount rate used reflects the issuer’s borrowing rate as at the end of the reporting period. The own non-performance risk as at December 31, 2020 and 2019 is determined to be insignificant.

C. Financial risk management

The Group has exposure to the following risks arising from financial instruments:

—	credit risk;
—	liquidity risk and
—	market risk.

(i) Risk management framework

The management of the Group’s risks arising from financial instruments is performed on the basis of guidelines set by the Company’s Board of Directors. The main purpose of these guidelines is to balance the Group’s liabilities and assets, in order to ensure an adequate capital viability. The main financial sources of the Group are represented by a mix of equity and financial liabilities, including long-term borrowings used to finance investments, bank overdrafts and short-term borrowings used to finance the Group’s working capital.

(ii) Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s receivables from customers. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in this note.

Impairment losses on financial assets recognised in profit or loss for the years ended December 31, 2020, 2019 and 2018 are related mainly to trade receivables and are as follows:

	2020	2019	2018
Impairment loss on trade receivables	1,802	2,389	745

(ii-a) Trade receivables

The Group’s customers are distributors, retailers and end customers.

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk associated with the industry and country in which customers operate. Details of concentration of revenue are included in note 31.

Customer credit risk is managed on the basis of the Group’s established policies, procedures and controls relating to customer credit risk management. In particular, the Group has established a credit policy under which each customer is analysed individually for creditworthiness before the Group’s standard payment and delivery terms and conditions are offered. The Group’s review includes external ratings, if they are available, financial statements, credit agency information, industry information and in some cases bank references. After such review, sale limits are established for each customer and reviewed periodically. Any sales exceeding those limits require approval from senior management. In response to the COVID-19 pandemic, management has also been performing more frequent reviews of sales limits for customers in regions and industries that are severely impacted.

The Group limits its exposure to credit risk from trade receivables by establishing a maximum payment period in the range of 30-90 days for individual customers. During the year ended December 31, 2020, the Group temporarily extended the credit terms to up to 120 days for certain customers with liquidity constraints arising as a direct result of the COVID-19 pandemic. All extensions were granted within current sales limits after careful consideration of the impact of the COVID-19 pandemic on the creditworthiness of the customer and each customer that was granted an extension is closely monitored for credit deterioration. In order to mitigate credit risk, sales to distributors or retailers for which no payment extensions are granted due to an uncertain creditworthiness assessment, are required to be settled in cash (“cash against documents”, “cash on delivery”, “payment in advance”). Furthermore, sales to the end customers are also required to be settled in cash or using major credit cards, thus mitigating the credit risk.

More than 80% of the Group’s distributors and retailers have been transacting with the Group for at least five years, and none of these customers’ balances have been written off or are credit‑impaired at the reporting date. In monitoring customer credit risk, customers are grouped according to their credit characteristics, including whether they are an individual or a legal entity, whether they are a distributor or retailer, their geographic location, industry, trading history with the Group and the existence of previous financial difficulties. In response to the COVID-19 pandemic, the Group divided some of these customer groups into subgroups when there was a significant difference in the way the pandemic impacted exposures in the customer group.

The Group is monitoring the economic environment in response to the COVID-19 pandemic and is taking actions to limit its exposure to customers that are severely impacted. In 2020, certain sales limits have been closely and frequently monitored, and if necessary reduced, particularly for customers operating in certain countries (e.g., the US, Brazil, United Kingdom, France and Spain) because the Group’s experience is that the COVID-19 pandemic has had a greater impact on customers in those countries than on customers in other countries or regions.

The Group does not require collateral to be given for trade receivables. The Group does not have trade receivables for which no loss allowance is recognised because of collateral provided.

Management closely monitors the outstanding trade receivables to prevent losses.

Finally, in order to significantly reduce its exposure to credit risk, the Group insures the non-collection risk related to a significant portion of its trade receivables with a third party insurer and, in the case of customer insolvency, the insurance company refunds about 85% of the uncollected outstanding balances. Accordingly, the credit risk is entirely borne by the Group for non-insured trade receivables while it is only exposed to approximately 15% for insured trade receivables.

The Group evaluates the concentration of risk with respect to trade receivables and revenue as low, as its customers are located in several jurisdictions and operate in largely independent markets (see notes 15 and 31). Furthermore, as at December 31, 2020 and 2019, the Group had no customers whose purchases exceeded 5% of trade receivables. In addition, in 2020, 2019 and 2018, the Group had no customers who individually accounted for 5% of revenue.

As at December 31, 2020 and 2019, insured and non-insured trade receivables are as follows:

	31/12/20	31/12/19
Insured trade receivables	21,468	10,663
Non-insured trade receivables	20,347	27,223
Gross trade receivables	41,815	37,886
Provision for doubtful accounts	(7,881)	(8,699)
Net trade receivables	33,934	29,187

As at December 31, 2020 and 2019 the ageing of trade receivables is as follows:

	31/12/20	31/12/19
Current (not past due)	28,919	15,179
From 1 to 29 days past due	3,877	8,570
From 30 to 60 days past due	1,105	1,298
From 61 to 90 days past due	347	2,531
More than 90 days past due	7,567	10,308
Gross trade receivables	41,815	37,886
Provision for doubtful accounts	(7,881)	(8,699)
Net trade receivables	33,934	29,187

The movements in the provision for doubtful accounts in respect of trade receivables for the years ended December 31, 2020 and 2019 are reported in note 15.

For receivables subject to collective valuation an impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e., by customer type and rating, and coverage by credit insurance). The calculation reflects the probability-weighted outcome based on reasonable and supportable information available at the reporting date about past events, current conditions and forecasts of future economic conditions.

For individual receivables which are known to be uncollectible an impairment analysis is performed at each reporting date to measure expected credit losses. The provision is estimated by the Group based on the financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganisation and default or late payments.

Therefore, the provision for doubtful accounts is estimated by the Group based on the insurance in place, the credit worthiness of its customers, historical trends, as well as current and future general economic conditions.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2020 and 2019, further to the adoption of IFRS 9.

December 31, 2020

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	9,480	264	24	239	10,007
Trade receivables subject to specific valuation					31,808
Total gross carrying amount					41,815
Default rate	0.56%	5.79%	13.08%	100.00%
Expected credit loss	53	15	3	239	310

December 31, 2019

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	4,936	387	—	309	5,632
Trade receivables subject to specific valuation					32,524
Total gross carrying amount					37,886
Default rate	0.13%	1.42%	3.83%	27.07%	—
Expected credit loss	6	5	—	84	95

(ii-b) Other receivables

As at December 31, 2020 and 2019 other receivables current and non-current amount to 13,197 and 12,242, respectively. Such receivables are considered to have a low credit risk and the impairment loss has been measured on a 12-months expected credit losses basis. Management considers its other receivables to have a low credit risk as they have a low risk of default and their counterparties are able to meet their contractual cash flow obligations in the short-term. As at December 31, 2020 and 2019 the identified impairment loss of other receivables is immaterial.

(ii-c) Cash and cash equivalents

As at December 31, 2020 and 2019 the Group has cash and cash equivalents of 48,187 and 39,799, respectively. The cash and cash equivalents are held with financial institutions, which have external credit risk ratings that are equivalent to the understood definition of “investment grade”. Impairment of cash and cash equivalents has been measured on a 12-months expected credit losses basis and reflects the short-term nature of the exposures. The Group considers its cash and cash equivalents to have a low credit risk based on the external credit ratings of the financial institutions. As at December 31, 2020 and 2019 the identified impairment loss of cash and cash equivalents is immaterial.

(ii-d) Derivative financial instruments

Domestic currency swaps (see note 29) are entered into with financial institutions that have outstanding external credit ratings (“investment grade”). As at December 31, 2020 and 2019 the identified impairment loss of the favourable domestic currency swaps is immaterial.

(iii) Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group aims to maintain the level of its cash and cash equivalents at an amount in excess of expected cash outflows on financial liabilities over the next 60 days. The Group also monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables. As at December 31, 2020, the expected cash flows from trade and other receivables maturing within two months were significantly in excess of the expected cash outflows for trade and other payables due within two months. This excludes the potential impact of extreme circumstances that cannot reasonably be predicted.

Therefore, the Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank overdrafts, short-term borrowings and long-term borrowings.

The steps taken by the Group to respond to possible future liquidity constraints arising from the COVID-19 pandemic and the impact of those steps on the consolidated financial statements include the following.

—

In June 2020, the Parent signed a sale agreement with a third party for the disposal of the land located in the “Santeramo in Colle-Iesce” area, just a few miles away from its headquarters. The cash consideration received by the Parent for such disposal amounts to 2,800. Furthermore, if certain conditions included in this sale agreement are met, in the next two years the Parent could receive additional consideration of about 2,500 from the acquirer.

—

In July 2020, the Parent signed the renewal for an additional five-year period of a factoring agreement with a major Italian financial institution. Under this agreement, the Parent assigns certain trade receivables to such financial institution in exchange for short-term borrowings for a maximum amount of 40,000. Trade receivables sold under such agreement are not derecognised from the statement of financial position, because the Parent retains substantially all of the risk and rewards – primarily credit risk (see note 15). The amount received on their transfer is recognised as a secured bank borrowing (see note 25). Under the original agreement signed in July 2015 which expired in July 2020, trade receivables were derecognised from the statement of financial position, because the Group did not retain substantially all of the risk and rewards.

—

On December 31, 2020, the Parent signed the preliminary agreement with a third party for the disposal of the idle industrial real estate complex “Via Dell’Avena” located in the city of Altamura (Bari), just a few miles away from its headquarters, for a consideration of 1,300.The sale contract should be finalised within May 2021 (see notes 7 and 44).

—

Following the “Share Sell and Purchase agreement” (the “Agreement”) signed with Vita Group on January 8, 2021, on March 1, 2021, the Parent sold its entire interest in the subsidiary IMPE S.p.A. for a consideration of 6,100 plus certain customary purchase price adjustments of about 1,800, to be agreed by the end of April 2021. The cash consideration already received by the Parent at the date of the approval of these consolidated financial statements amounts to 4,900 (see notes 7 and 44).

—

In March 2021, following the preliminary agreement reached in December 2020, the Parent signed the sale contract with a third party for the disposal of the idle industrial real estate complex “Fornello” located in the city of Altamura (Bari), just a few miles away from its headquarters. The cash consideration received by the Company for such disposal amounts to 1,250 (see notes 7 and 44).

—

In March 2021, the Romanian subsidiary obtained a long-term loan from a financial institution, amounting to 5,000. This loan, which is guaranteed by a Romanian governmental authority, has been made available by the Romanian government as part of the COVID-19 measures to support businesses. Such loan has instalments repayable on a monthly basis starting from October 2021, after the six-month interest-only period, and ending in March 2025. This long-term debt provides for variable interest installments determined based on the six-month Euribor (360) plus a 2.75% spread (see note 44).

The tables below summarize the remaining contractual maturities of financial liabilities as at December 31, 2020 and 2019. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

December 31, 2020

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	587	7,015	2,642	5,663	2,459	18,366
Lease liabilities	1,844	11,195	11,503	23,958	14,154	62,654
Bank overdrafts and short-term borrowings	30,812	—	—	—	—	30,812
Trade and other payables	28,269	74,263	—	—	—	102,532
Losses on derivative financial instruments	253	—	—	—	—	253
Total financial liabilities	61,765	92,473	14,145	29,621	16,613	214,617

December 31, 2019

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	512	4,222	6,568	5,389	3,525	20,216
Lease liabilities	3,341	10,587	9,972	26,568	17,760	68,228
Bank overdrafts and short-term borrowings	24,170	—	—	—	—	24,170
Trade and other payables	22,049	68,476	—	—	—	90,525
Losses on derivative financial instruments	772	—	—	—	—	772
Total financial liabilities	50,844	83,285	16,540	31,957	21,285	203,911

As disclosed in note 19, the Group has secured bank loans that contain covenants. A future breach of covenants may require the Group to repay the loan earlier than indicated in the above table. Under the agreement, the covenants are monitored on a regular basis by the treasury department and regularly reported to management to ensure compliance with the agreement. The interest payments on variable interest rate loans in the tables above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change. Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

In addition, the following is to be considered: (a) as at December 31, 2020, the Group has unused credit lines of 23,916 (see note 25); (b) the Company can use the credit facilities of its subsidiaries adhering to the cash pooling contract in place; from time to time, the Company evaluates the adequacy of such credit facilities, requesting additional facilities as needed; (c) the Group holds cash at foreign subsidiaries, that can be withdrawn by the Company subject to the approval of a dividend distribution; some of these dividends are subject to withholding taxes; (d) the Company can apply for long-term borrowings to sustain long-term investments; (e) there are no significant liquidity risk concentrations, both on financial assets and on financial liabilities.

(iv) Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (e.g., interest rates, foreign exchange rates). Market risk, mainly, depends on the trend of the demand for furniture and other finished products, the trend in prices of raw materials and the fluctuation of interest rates and foreign currencies.

The market demand risk is managed by way of a constant monitoring of markets, performed by the commercial division of the Group, market diversification in the different geographical locations of customers and a product diversification in the different brands and models.

In order to manage the prices of raw materials risk, the Group constantly monitors procurement policies and attempts to diversify suppliers while respecting the quality standards expected by the market.

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term borrowings obligations with floating interest rates. The Group manages its interest rate risk by having a portfolio of fixed and variable rate borrowings. As at December 31, 2020, approximately 57.9% of the Group’s borrowings were at a fixed rate of interest (2019: 49.9%). No derivative financial instruments were entered into by the Group to manage the cash flow risk on floating interest-rate borrowings.

The following tables demonstrate the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/decrease in basis points	Effect on profit before tax
December 31, 2020	+45	(38)
December 31, 2020	-45	38
December 31, 2019	+45	(51)
December 31, 2019	-45	51
December 31, 2018	+45	(71)
December 31, 2018	-45	71

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency) and the Group’s net investments in foreign subsidiaries. In particular, a significant portion of the Group’s revenue and costs are denominated in currencies other than the Euro. Consequently, a significant portion of its revenue and costs is exposed to fluctuations in the exchange rates between the Euro and other currencies. The Group uses forward exchange contracts (known in Italy as domestic currency swaps) to reduce its exposure to the risks of short-term decreases in the value of its foreign currency denominated revenue. For further details, see note 29.

When a derivative is entered into for the purpose of being a hedge, the Group negotiates the terms of the derivative to match the terms of the hedged exposure. For hedges of forecast transactions, the derivative covers the period of exposure from the point the cash flows of the transactions are forecasted up to the point of settlement of the resulting receivable that is denominated in the foreign currency.

The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

	Change in foreign exchange rates	Effect on profit before tax
December 31, 2020	+5%	2,161
December 31, 2020	-5%	(2,447)
December 31, 2019	+5%	3,155
December 31, 2019	-5%	(3,486)
December 31, 2018	+5%	2,776
December 31, 2018	-5%	(3,183)

As at December 31, 2020 and 2019 the Group’s financial assets and financial liabilities denominated in foreign currency are as follows:

Financial assets	31/12/20	31/12/19
Trade receivables	26,269	19,807
Cash and cash equivalents	44,611	36,031
Total financial assets	70,880	55,838

Financial liabilities	31/12/20	31/12/19
Long-term borrowings	692	—
Lease liabilities	35,927	38,844
Bank overdraft and short-term borrowings	18,547	253
Trade payables	28,064	26,065
Total financial liabilities	83,230	65,162

As at December 31, 2020 and 2019, the summary quantitative data about Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2020

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	26,464	35,295	(8,831)
Chinese Yuan	21,047	15,999	5,048
British pounds	13,110	16,845	(3,735)
Brazilian Reais	3,753	2,173	1,580
Canadian dollars	1,693	88	1,605
Romanian Leu	901	7,090	(6,189)
Mexican pesos	797	1,166	(369)
Other	3,115	4,574	(1,459)
Total	70,880	83,230	(12,350)

December 31, 2019

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
Chinese Yuan	20,592	12,071	8,521
U.S. dollars	15,524	26,995	(11,471)
British pounds	5,984	12,482	(6,498)
Brazilian Reais	5,975	2,012	3,963
Canadian dollars	3,758	124	3,634
Mexican pesos	984	910	74
Romanian Leu	528	6,673	(6,145)
Other	2,493	3,895	(1,402)
Total	55,838	65,162	(9,324)

(v) Changes in liabilities arising from financing activities

The following tables show the changes in financial liabilities arising from financing activities for the three years ended December 31, 2020, 2019 and 2018.

December 31, 2020

	Jan. 1, 2020	Cash flows	Changes in fair value	Other changes	Dec. 31, 2020
Long-term borrowings	18,412	(1,800)	—	(186)	16,426
Lease liabilities	57,367	(9,907)	—	6,133	53,593
Short-term borrowings	22,196	6,518	—	(13)	28,701
Bank overdrafts	1,974	137	—	—	2,111
Total liabilities from financing activities	99,949	(5,052)	—	5,934	100,831

December 31, 2019

	Jan. 1, 2019	Cash flows	Changes in fair value	Other changes	Dec. 31, 2019
Long-term borrowings	20,943	(1,365)	—	(1,166)	18,412
Lease liabilities	56,758	(11,960)	—	12,569	57,367
Short-term borrowings	33,386	(11,190)	—	—	22,196
Bank overdrafts	1,762	212	—	—	1,974
Total liabilities from financing activities	112,849	(24,303)	—	11,403	99,949

December 31, 2018

	Jan. 1, 2018	Cash flows	Changes in fair value	Dec. 31, 2018
Long-term borrowings	25,717	(4,774)	—	20,943
Short-term borrowings	25,967	7,419	—	33,386
Bank overdrafts	—	1,762	—	1,762
Total liabilities from financing activities	51,684	4,407	—	56,091